Intangible Assets - Additional Information (Detail) £ in Thousands, $ in Millions			12 Months Ended
	Jan. 25, 2021 GBP (£)	Oct. 28, 2017 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Amortisation charge recognised on intangible assets			£ 0	£ 0
Deferred equity consideration			3,862	3,302		£ 1,558
Upfront Payment Received	£ 36,500				$ 50
Receipt of future milestones and royalties	254,000
Intangible assets other than goodwill	£ 9,500		24,116	24,564
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Deferred equity consideration		£ 7,200
Present value of provision for deferred cash consideration			400	£ 2,400
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Revision in the value of any other intangible assets			£ 0